Note 20 - Other assets and liabilities	12 Months Ended
Dec. 31, 2018
Other Assets and Liabilities
Disclosure of other assets and liabilities

20. Other assets and liabilities

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Other assets and liabilities: (Millions of euros)
	2018	2017	2016
ASSETS
Inventories	635	229	3,298
Real estate	633	226	3,268
Others	2	3	29
Transactions in progress	249	156	241
Accruals	702	768	723
Prepaid expenses	465	509	518
Other prepayments and accrued income	237	259	204
Other items	3,886	3,207	3,012
Total Other Assets	5,472	4,359	7,274
LIABILITIES
Transactions in progress	39	165	127
Accruals	2,558	2,490	2,721
Accrued expenses	2,119	1,997	2,125
Other accrued expenses and deferred income	439	493	596
Other items	1,704	1,894	2,131
Total Other Liabilities	4,301	4,550	4,979

"Inventories" includes the net book value of land and building purchases that the Group’s Real estate entities have available for sale or as part of their business. Balances under this heading include mainly real estate assets acquired by these entities from distressed customers (mostly in Spain), net of their corresponding losses. The roll-forward of our inventories from distressed customers is provided below:

Inventories from Distressed Customers (Millions of euros)
	2018	2017	2016
Gross value
Balance at the beginning	91	8,499	9,318
Acquisitions	-	533	336
Disposals	(20)	(2,288)	(1,214)
Others	-	(6,653)	59
Balance at the end	71	91	8,499
Accumulated impairment losses	(21)	(26)	(5,385)
Carrying amount	49	65	3,114

As of December 31, 2017, the majority of the balance of real estate assets acquired from distressed customers was reclassified to the heading "Non-current assets and disposable groups of items that have been classified as held for sale" (see Note 21) due to the agreement with Cerberus to transfer the Real Estate business in Spain (see Note 3).

The impairment included under the heading “Impairment or reversal of impairment of non- financial assets” of the accompanying consolidated financial statements were €51, €306 and €375 million in 2018, 2017 and 2016, respectively (see Note 48).

As indicated in Note 2.2.6, “Inventories” are valued at the lower amount between its fair value less costs to sell and its book value. As of December 31, 2018, practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis coincides with their fair value.